Related Party Transactions - Additional Information (Detail)														3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 28, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 01, 2023 USD ($) $ / shares	Jun. 13, 2023 USD ($)	May 02, 2023 USD ($)	Jan. 30, 2023 USD ($) shares	Dec. 20, 2022 USD ($)	Aug. 09, 2022 USD ($)	Jun. 01, 2022 USD ($)	Dec. 30, 2021 USD ($) StorageFacility	Nov. 12, 2021 USD ($)	Mar. 17, 2021 USD ($)	Mar. 11, 2021 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2024 USD ($) StorageFacility shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) StorageFacility shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 07, 2024 $ / shares	Jul. 29, 2024 USD ($)	Jun. 30, 2024	Jan. 31, 2023 USD ($)	Aug. 29, 2022 USD ($)	Oct. 07, 2021 USD ($)	Apr. 16, 2021 USD ($)	Mar. 10, 2021 USD ($)
Related Party Transaction [Line Items]
Maximum dealer manager commission fee percentage of proceeds from Primary Offering																				3.00%
Percentage of investment fee due upon closing						1.00%
Upfront sales commission			3.00%
Upfront dealer manager			3.00%
Organization and offering expense			1.00%
Fully repayment of debt																		$ 15,000,000	$ 12,017,000	$ 12,016,875	$ 86,237,235	$ 422,190,754
Number of self storage facilities | StorageFacility										2								157		154
Principal borrowing amount																												$ 700,000,000
Maturity Date Range, Start	Dec. 31, 2024
Maturity Date Range, End	Dec. 31, 2025
Other Income
Related Party Transaction [Line Items]
Dividend distribution received														$ 100,000	$ 100,000			$ 300,000	300,000	$ 341,000	315,000
SmartStop Asset Management
Related Party Transaction [Line Items]
Percentage of non-voting equity owned																				15.00%
Transfer Agent Agreement
Related Party Transaction [Line Items]
Transfer agent agreement term																				3 years
Transfer agent renewal agreement term																				1 year
Transfer agent agreement termination description																				The initial term of the transfer agent agreement was three years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
SST IV Advisor
Related Party Transaction [Line Items]
Write-off of carrying value related to intangible asset												$ 5,300,000
write-off related to special limited partnership interest												1,200,000
SST IV Advisor | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																						$ 1,400,000
SST VI
Related Party Transaction [Line Items]
Payables to related parties														200,000				$ 200,000		$ 200,000
Purchase units of limited partnership interest | shares																		928,000		710,000
Reimbursement of stock dividend		$ 6,600,000																$ 8,700,000		$ 6,600,000
Offering price | $ / shares			$ 9.3																				$ 10
Public offering expiry date			Mar. 17, 2024
Variable Entity Maximum Offering			$ 1,000,000,000											1,000,000,000				1,000,000,000
Interest rate			7.00%
Maximum commitment			$ 70,000,000											61,900,000				61,900,000
Reimbursement for the one time stock dividend			$ 6,600,000
Fully repayment of debt					$ 51,700,000
Debt instrument, description of variable rate basis				SOFR plus 3.0%
Debt instrument, description of variable rate basis, extended	SOFR plus 4.0%			SOFR plus 4.0%
Debt instrument, fee percentage				0.25%
Principal borrowing amount				$ 15,000,000
Commitment fee percentage				1.00%
Principal borrowing amount, currently available				$ 15,000,000										23,000,000				23,000,000						$ 8,000,000
Payables incurred to related parties														$ 600,000				$ 1,800,000
Borrowing capacity	$ 25,000,000
SST VI Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract														1.00%				1.00%		1.00%
Monthly asset management fee																		0.0625%		0.0625%
Reimbursable costs																				$ 39,000	20,000
Monthly asset management fee one twelfth of less than one percentage of average invested assets																		one-twelfth of 0.75%		one-twelfth of 0.75%
Commission percentage of contract sales price														50.00%				50.00%
SST VI Advisory Agreement | Disposition Fee
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price														1.00%				1.00%
SST VI Advisory Agreement | Disposition Fee | Maximum
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price														6.00%				6.00%
Strategic Storage Growth Trust I I I Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract														1.00%				1.00%		1.00%
Monthly asset management fee																		0.0625%		0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																		one-twelfth of 0.75%		one-twelfth of 0.75%
Strategic Storage Growth Trust I I I Advisory Agreement | Disposition Fee
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price														1.50%				1.50%		1.50%
Strategic Storage Growth Trust I I I Advisory Agreement | Disposition Fee | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price																				10.00%					17.50%
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties																					15,000
Payables to related parties														$ 30,000				$ 30,000		$ 11,000
SST VI OP
Related Party Transaction [Line Items]
Purchase units of limited partnership interest | shares						600,000
Purchase commitment amount						$ 15,000,000
Description of preferred investor distributions						SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly.														SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% perannum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly.
Investment													$ 5,000,000
Term													6 months
Payment of term loan with accrued interest											$ 2,100,000
SST VI OP | Up to Second Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears						7.00%
SST VI OP | Up to Third Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears						8.00%
SST VI OP | Up to Fourth Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears						9.00%
SST VI OP | Investment Thereafter
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears						10.00%
SST VI OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest														200,000	300,000			600,000	700,000	$ 900,000	1,800,000
SST VI OP | Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Self storage facility acquired													$ 16,000,000
Property Management Agreement
Related Party Transaction [Line Items]
Our former external property management fee																		$ 3,000
Percentage of fee of former external property managers																		6.00%		6.00%
Construction management fee																		5.00%		5.00%
Cost of construction or capital improvement work																		$ 10,000		$ 10,000
One time fee for former external property managers																		3,750		3,750
Write-off of carrying value related to intangible asset									$ 600,000			$ 1,900,000
Property Management Agreement | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																$ 200,000	$ (500,000)				200,000
Property Management Agreement | Minimum
Related Party Transaction [Line Items]
Our former external property management fee																				3,000
SmartStop OP
Related Party Transaction [Line Items]
Investment of preferred investor																											$ 5,000,000
Investment																														$ 5,000,000
SSGT III OP
Related Party Transaction [Line Items]
Outstanding amount																				4,000,000	17,500,000
SSGT III OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest														100,000	200,000			400,000	600,000	700,000	300,000
Dividend distribution received														$ 100,000	$ 100,000			$ 200,000	$ 200,000	$ 257,000	55,000
Mezzanine Loan | Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Debt issued													$ 3,500,000
Mezzanine Loan | SST VI OP
Related Party Transaction [Line Items]
Interest rate													8.50%
Outstanding amount											$ 3,500,000
Extension Option Mezzanine Loan | SST VI OP
Related Party Transaction [Line Items]
Interest rate													9.25%
Term													180 days
Term Loan | SST VI OP
Related Party Transaction [Line Items]
Debt issued																													$ 2,100,000
SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Outstanding amount																					35,000,000					$ 15,000,000
Commitment fee percentage										1.00%
SST VI Mezzanine Loan | Minimum
Related Party Transaction [Line Items]
Increased the principal borrowing amount							$ 45,000,000
SST VI Mezzanine Loan | Maximum
Related Party Transaction [Line Items]
Debt issued										$ 45,000,000
Increased the principal borrowing amount							$ 55,000,000
SST VI Mezzanine Loan | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis							SOFR plus 3.0%			LIBOR plus 3.0%
SST VI Mezzanine Loan | SST VI OP
Related Party Transaction [Line Items]
Outstanding amount																					$ 35,000,000
SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt issued								$ 50,000,000
Number of operating self storage property | StorageFacility																		7		7
Debt instrument, description of variable rate basis							SOFR plus 3.0%
Line of credit facility, current borrowing capacity								$ 42,000,000
Principal borrowing amount																				$ 1,500,000
Commitment fee percentage								1.00%
SSGT III Mezzanine Loan | Minimum
Related Party Transaction [Line Items]
Increased the principal borrowing amount							$ 50,000,000
SSGT III Mezzanine Loan | Maximum
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis							SOFR plus 4.0%
Increased the principal borrowing amount							$ 77,000,000
SSGT III Bridge Loan
Related Party Transaction [Line Items]
Amount outstanding																		$ 5,000,000
Repayments of Lines of Credit																		$ 15,000,000